Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2024	2023
U.K. R&D tax credit	$17,659	$9,558
Prepaid research and development	700	1,074
Prepaid insurance	1,528	690
VAT recoverable	693	793
Other current assets	2,126	1,979
	$22,706	$14,094